UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2018

                   Date of reporting period: June 30, 2018


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



				                       Item 1. Proxy Voting Record 07/01/17-06/30/18


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
                                         	MEETING                                	PROPOSED	VOTE FOR/AGAINST  FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY		CAST   ABSTAIN	MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
CSRA, Inc.			CSRA	12650T104	08/08/17	1) Election of Directors	Management	08/07/17	FOR	FOR
									2) Ratify IA			Management	08/07/17	FOR	FOR
									3) Advisory vote on		Management	08/07/17	FOR	FOR
									   executive compensation
									4) Modification of certain	Management	08/07/17	FOR	FOR
									   terms of 2015 Omnibus
									   Incentive Plan

Clifton Bancorp, Inc.	CSBK	186873105	08/09/17	1) Election of Directors	Management	08/07/17	FOR	FOR
									2) Ratify BDO as IA		Management	08/07/17	FOR	FOR
									3) Advisory vote on		Management	08/07/17	FOR	FOR
									   executive compensation
									4) Frequency of vote on		Management	08/07/17	FOR	FOR
									   executive compensation

OceanFirst Financial	OCFC	675234108	10/25/17	1) Issuance of shares in	Management	10/23/17	FOR	FOR
Corp.									   connection with merger
									2) Adjournment to solicit	Management	10/23/17	FOR	FOR
									   additional proxies

The Clorox Company	CLX	189054109	11/15/17	1) Election of Directors	Management	10/12/17	FOR	FOR
									2) Advisory vote on		Management	10/12/17	FOR	FOR
									   executive compensation
									3) Frequency of vote on		Management	10/12/17	FOR	FOR
									   executive compensation
									4) Ratify IA			Management	10/12/17	FOR	FOR
									5) Approval of Material Terms	Management	10/12/17	FOR	FOR
									   of Performance Goals under
									   2005 Stock Incentive Plan
									6) Approval of Equity Award	Management	10/12/17	FOR	FOR
									   Policy for Non-Employee
									   Directors
									7) Amendment of Proxy Access	Shareholder	10/12/17	AGN	FOR
									   By-Laws

Medtronic PLC		MDT	G5960L103	12/08/17	1) Election of Directors	Management	12/05/17	FOR	FOR
									2) Ratify PwC as IA		Management	12/05/17	FOR	FOR
									3) Advisory vote on		Management	12/05/17	FOR	FOR
									   executive compensation
									4) Approval of amendment and	Management	12/05/17	FOR	FOR
									   restatement of 2013 Stock
									   Award and Incentive Plan

Amdocs Ltd.			DOX	G02602103	1/26/18	1) Election of Directors	Management	01/21/18	FOR	FOR
									2) To approve increase in	Management	01/21/18	FOR	FOR
									   dividend rate
									3) To approve Consolidated	Management	01/21/18	FOR	FOR
									   Financial Statements for
									   year ended 9/30/17
									4) To ratify E&Y as IA		Management	01/21/18	FOR	FOR

Emerson Electric Co.	EMR	291011104	2/06/18	1) Election of Directors	Management	02/01/18	FOR	FOR
									2) Ratify KPMG as IA		Management	02/01/18	FOR	FOR
									3) Advisory vote on		Management	02/01/18	FOR	FOR
									   executive compensation
									4) Amendment to Articles to	Management	02/01/18	FOR	FOR
									   provide shareholders right
									   to amend By-Laws
									5) Ratify forum selection	Management	02/01/18	FOR	FOR
									   By-Laws
									6) Independent Chair		Shareholder	02/01/18	AGN	FOR
									7) Political Contributions	Shareholder	02/01/18	AGN	FOR
									   Report
									8) Lobbying Report		Shareholder	02/01/18	AGN	FOR
									9) Greenhouse Gas Emissions	Shareholder	02/01/18	AGN	FOR

Prudential Bancorp	PBIP	74431A101	02/21/18	1) Election of Directors	Management	02/06/18	FOR	FOR
 									2) Ratify IA			Management	02/06/18	FOR	FOR

Westbury Bancorp		WBBW	95727P106	02/21/18	1) Election of Directors	Management	02/14/18	FOR	FOR
									2) Ratify IA			Management	02/14/18	FOR	FOR

Johnson Controls		JCI	G51502105	03/07/18	1) Election of Directors	Management	03/02/18	FOR	FOR
International plc							2a) Ratify IA			Management	03/02/18	FOR	FOR
									2b) Authorize Audit Committee	Management	03/02/18	FOR	FOR
									    to set auditors'
									    remuneration
									3) Authorization to purchase	Management	03/02/18	FOR	FOR
									   shares
									4) To determine price range	Management	03/02/18	FOR	FOR
									   at which Treasury shares
									   can be re-allotted
									5) Advisory vote on executive	Management	03/02/18	FOR	FOR
									   compensation
									6) To approve authority to	Management	03/02/18	FOR	FOR
									   allott shares up to
									   approximately 33% of
									   issued share capital
									7) To approve waiver of 	Management	03/02/18	FOR	FOR
									   statutory pre-emption
									   rights with respect to
									   5% of issued share capital
									8a) To approve reduction of	Management	03/02/18	FOR	FOR
									    capital
									8b) To approve clarifying	Management	03/02/18	FOR	FOR
									    amendment to Articles of
									    Association to facilitate
									    capital reduction

Blue Bird Corporation	BLBD	095306106	03/05/18	1) Election of Directors	Management	03/01/18	FOR	FOR

Beneficial Bancorp	BNCL	08171T102	04/19/18	1) Election of Directors	Management	03/23/18	FOR	FOR
									2) Ratify KPMG as IA		Management	03/23/18	FOR	FOR
									3) Advisory vote on		Management	03/23/18	FOR	FOR
									   executive compensation

Cleveland-Cliffs, Inc.	CLF	185899101	04/24/18	1) Election of Directors	Management	04/19/18	FOR	FOR
									2) Advisory vote on		Management	04/19/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	04/19/18	FOR	FOR

AES Corporation		AES	00130H105	04/19/18	1) Election of Directors	Management	04/13/18	FOR	FOR
									2) Advisory vote on		Management	04/13/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	04/13/18	FOR	FOR
									4) Ratify special meeting	Management	04/13/18	FOR	FOR
									   provisions in By-Laws
									5) Assessment relating to	Shareholder	04/13/18	AGN	FOR
									   two degree scenario and
									   impacts on business

MYR Group, Inc.		MYRG	55405W104	04/26/18	1) Election of Directors	Management	04/24/18	FOR	FOR
									2) Advisory vote on		Management	04/24/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	04/24/18	FOR	FOR

The Sherwin-Williams	SHW	824348106	04/18/18	1) Election of Directors	Management	03/26/18	FOR	FOR
Company								2) Advisory vote on		Management	03/26/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	03/26/18	FOR	FOR

EOG Resources, Inc.	EOG	26875P101	04/24/18	1) Election of Directors	Management	04/23/18	FOR	FOR
									2) Ratify IA			Management	04/23/18	FOR	FOR
									3) Amendment and Restatement	Management	04/23/18	FOR	FOR
									   of Employee Stock Purchase
									   Plan to increase number of
									   shares available for
									   purchase, extend term of
									   plan and effect other
									   changes
									4) Advisory vote on		Management	04/23/18	FOR	FOR
									   executive compensation

Abbott Laboratories	ABT	002824100	04/27/18	1) Election of Directors	Management	04/24/18	FOR	FOR
									2) Ratify IA			Management	04/24/18	FOR	FOR
									3) Advisory vote on		Management	04/24/18	FOR	FOR
									   executive compensation
									4) Independent Board Chair	Shareholder	04/24/18	FOR	AGN

Pentair plc			PNR	G7S00T104	05/08/18	1) Election of Directors	Management	05/02/18	FOR	FOR
									   if separation occurs
									2) Election of Directos if	Management	05/02/18	FOR	FOR
									   separation doesn't occur
									3) Advisory vote on		Management	05/02/18	FOR	FOR
									   executive compensation
									4) Appointment of IA		Management	05/02/18	FOR	FOR
									5) Authorize price range at	Management	05/02/18	FOR	FOR
									   which Company re-allots
									   shares it holds as
									   Treasury shares
									6) Reduce minimum number of	Management	05/02/18	FOR	FOR
									   directos from nine to
									   seven and maximum from
									   twelve to eleven

LKQ Corporation		LKQ	501889208	05/07/18	1) Election of Directors	Management	05/01/18	FOR	FOR
									2) Ratify IA			Management	05/01/18	FOR	FOR
									3) Advisory vote on		Management	05/01/18	FOR	FOR
									   executive compensation

United Parcel		UPS	911312106	05/10/18	1) Election of Directors	Management	05/08/18	FOR	FOR
Service, Inc.							2) Approval of 2018 Omnibus	Management	05/08/18	FOR	FOR
									   Incentive Compensation
									   Plan
									3) Ratify IA			Management	05/08/18	FOR	FOR
									4) Lobbying Activities		Shareholder	05/08/18	AGN	FOR
									5) Reduce voting power of	Shareholder	05/08/18	AGN	FOR											   Class A stock from 10
									   votes per share to one
									6) Sustainability metrics	Shareholder	05/08/18	AGN	FOR
									   into executive
									   compensation

Discover Financial	DFS	254709108	05/02/18	1) Election of Directors	Management	04/27/18	FOR	FOR
Services								2) Advisory vote on		Management	04/27/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	04/27/18	FOR	FOR
									4) Simple majority vote		Shareholder	04/27/18	AGN	FOR

J2 Global, Inc.		JCOM	48123V102	05/03/18	1) Election of Directors	Management	04/30/18	FOR	FOR
									2) Ratify IA			Management	04/30/18	FOR	FOR
									3) Advisory vote on		Management	04/30/18	FOR	FOR
									   executive compensation

Republic Services, Inc.	RSG	760759100	05/11/18	1) Election of Directors	Management	05/04/18	FOR	FOR
									2) Advisory vote on		Management	05/04/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	05/04/18	FOR	FOR
									4) Approval of 2018 Employee	Management	05/04/18	FOR	FOR
									   Stock Purchase Plan
									5) Political contributions	Shareholder	05/04/18	FOR	FOR
									   and expenditures

Suncor Energy Inc.	SU	867224107	05/02/18	1) Election of Directors	Management	04/27/18	FOR	FOR
									2) Re-appointment of IA		Management	04/27/18	FOR	FOR
									3) Advisory vote on		Management	04/27/18	FOR	FOR
									   executive compensation

KBR, Inc.			KBR	48242W106	05/16/18	1) Election of Directors	Management	05/04/18	FOR	FOR
									2) Ratify IA			Management	05/04/18	FOR	FOR
									3) Advisory vote on		Management	05/04/18	FOR	FOR
									   executive compensation
									4) Approval of amendment	Management	05/04/18	FOR	FOR
									   to 2009 Employee Stock
									   Purchase Plan

MasTec, Inc.		MTZ	576323109	05/22/18	1) Election of Directors	Management	05/16/18	FOR	FOR
									2) Ratify IA			Management	05/16/18	FOR	FOR
									3) Advisory vote on		Management	05/16/18	FOR	FOR
									   executive compensation

Six Flags			SIX	83001A102	05/02/18	1) Election of Directors	Management	04/16/18	FOR	FOR
Enterainment Corp.						2) Approval of Amendment	Management	04/16/18	FOR	FOR
									   to Restated Certificate
									   of Incorporation
									3) Ratify IA			Management	04/16/18	FOR	FOR
									4) Advisory vote on 		Management	04/16/18	FOR	FOR
									   executive compensation

Phillips 66			PSX	718546104	05/09/18	1) Election of Directors	Management	05/01/18	FOR	FOR
									2) Ratify IA			Management	05/01/18	FOR	FOR
									3) Advisory vote on		Management	05/01/18	FOR	FOR
									   executive compensation
									4) Declassify Board over 	Management	05/01/18	FOR	FOR
									   next three years

PPL Corporation		PPL	69351T106	05/16/18	1) Election of Directors	Management	05/15/18	FOR	FOR
									2) Advisory vote on		Management	05/15/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	05/15/18	FOR	FOR

Mohawk Industries, Inc.	MHK	608190104	05/24/18	1) Election of Directors	Management	05/18/18	FOR	FOR
									2) Ratify IA			Management	05/18/18	FOR	FOR
									3) Advisory vote on		Management	05/18/18	FOR	FOR
									   executive compensation

Crown Castle		CCI	22822V101	05/17/18	1) Election of Directors	Management	05/04/18	FOR	FOR
International							2) Ratify IA			Management	05/04/18	FOR	FOR
									3) Advisory vote on		Management	05/04/18	FOR	FOR
									   executive compensation

SBA Communications	SBAC	78410G104	05/17/18	1) Election of Directors	Management	05/07/18	FOR	FOR
Corporation				 				2) Ratify IA			Management	05/07/18	FOR	FOR
									3) Advisory vote on		Management	05/07/18	FOR	FOR
									   executive compensation
									4) Approval of 2018 Employee	Management	05/07/18	FOR	FOR
									   Stock Purchase Plan

Western New England	WNEB	958892101	05/15/18	1) Election of Directors	Management	05/10/18	FOR	FOR
Bancorp, Inc.  							2) Advisory vote on		Management	05/10/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	05/10/18	FOR	FOR

Marriott International	MAR	571903202	05/04/18	1) Election of Directors	Management	05/02/18	FOR	FOR
									2) Ratify IA			Management	05/02/18	FOR	FOR
									3) Advisory vote on		Management	05/02/18	FOR	FOR
									   executive compensation
									4) Amendment to Certificate	Management	05/02/18	FOR	FOR
									   of Incorporation to
									   provide holders of 25% of
									   stock the right to call
									   special meetings
									5) Holders of 15% of stock	Shareholder	05/02/18	AGN	FOR
									   right to call special
									   meeting
									6) Simple majority voting	Shareholder	05/02/18	FOR	AGN

Novanta, Inc.		NOVT	67000B104	05/10/18	1) Election of Directors	Management	05/01/18	FOR	FOR
									2) Advisory vote on		Management	05/01/18	FOR	FOR
									   executive compensation
									3) Appoint IA			Management	05/01/18	FOR	FOR

American National		AMNB	027745108	05/15/18	1) Election of Directors	Management	05/10/18	FOR	FOR
Bankshares, Inc.							2) Ratify IA			Management	05/10/18	FOR	FOR
									3) Advisory vote on		Management	05/10/18	FOR	FOR
									   executive compensation
									4) Approval of 2018 Equity	Management	05/10/18	FOR	FOR
									   Compensation Plan

Condor Hospitality	CDOR	20676Y403	05/17/18	1) Election of Directors	Management	05/15/18	FOR	FOR
Trust, Inc.								2) Amend the 2016 Stock Plan	Management	05/15/18	FOR	FOR
									3) Ratify IA			Management	05/15/18	FOR	FOR

Conduent Incorporated	CNDT	206787103	05/25/18	1) Election of Directors	Management	05/18/18	FOR	FOR
									2) Ratify IA			Management	05/18/18	FOR	FOR
									3) Advisory vote on		Management	05/18/18	FOR	FOR
									   executive compensation

Rush Enterprises, Inc.	RUSH	781846209	05/15/18	1) Election of Directors	Management	05/11/18	FOR	FOR
									2) Ratify IA			Management	05/11/18	FOR	FOR

First Connecticut		FBNK			05/09/18	1) Election of Directors	Management	05/03/18	FOR	FOR
Bancorp, Inc.							2) Advisory vote on		Management	05/03/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	05/03/18	FOR	FOR
									4) Frequency of vote on		Management	05/03/18	FOR	FOR
									   executive compensation

Party City Holdco		PRTY	702149105	06/06/18	1) Election of Directors	Management	05/31/18	FOR	FOR
									2) Ratify IA			Management	05/31/18	FOR	FOR

Emcor Group, Inc.		EME	29084Q100	06/01/18	1) Election of Directors	Management	05/30/18	FOR	FOR
									2) Advisory vote on		Management	05/30/18	FOR	FOR
									   executive compensation
									3) Ratify IA			Management	05/30/18	FOR	FOR
									4) Special meetings		Shareholder	05/30/18	AGN	FOR

W.R. Berkley Corp.	WRB	084423102	05/31/18	1) Election of Directors	Management	05/21/18	FOR/AGN FOR/AGN
									2) Approval of 2018 Stock	Management	05/21/18	FOR	FOR
									   Incentive Plan
									3) Advisory vote on 		Management	05/21/18	FOR	FOR
									   executive compensation
									4) Ratify IA			Management	05/21/18	FOR	FOR

Southern National		SONA	843395104	05/24/18	1) Election of Directors	Management	05/21/18	FOR	FOR
Bancorp of VA, Inc.						2) Ratify IA			Management	05/21/18	FOR	FOR
									3) Adviosry vote on		Management	05/21/18	FOR	FOR
									   executive compensation

Oceanfirst Financial	OCFC	675234108	05/31/18	1) Election of Directors	Management	05/29/18	FOR	FOR
Corp.									2) Advisory vote on		Management	05/29/18	FOR	FOR
									   executive compensation
									3) Declassify Board		Management	05/29/18	FOR	FOR
									4) Increase number of		Management	05/29/18	FOR	FOR
									   authorized shares of
									   common stock
									5) Ratify IA			Management	05/29/18	FOR	FOR

Gramercy Property		GPT	385002308	06/12/18	1) Election of Directors	Management	06/05/18	FOR	FOR
Trust									2) Ratify IA			Management	06/05/18	FOR	FOR
									3) Advisory vote on		Management	06/05/18	FOR	FOR
									   executive compensation

Spectrum Brands		SPB	84763R101	07/13/18	1) Adopt Plan of Merger with	Management	06/20/18	FOR	FOR
Holdings, Inc.							   HRG
									2) Adjournment if necessary	Management	06/20/18	FOR	FOR
									3) Amendment to HRG		Management	06/20/18	FOR	FOR
									   Certificate of
									   Incorporation for reverse
									   stock split
									4) Amendment to HRG		Management	06/20/18	FOR	FOR
									   Certificate to subject
									   HRG to Section 203 of the
									   General Corporation Law of
									   State of Delaware
									5) Amendment to HRG 		Management	06/20/18	FOR	FOR
									   Certificate of
									        Incorporation to decrease
									   number of authorized
									   shares of common stock
									6) Amendment to HRG		Management	06/20/18	FOR	FOR
									   Certificate of
									   Incorporation to increase
									   the number of authorized
									   preferred stock
									7) Amendment to HRG		Management	06/20/18	FOR	FOR
									   Certificate of
									   Incorporation to amend
									   IRC Section 382 transfer
									   provisions
									8) Amendment to HRG		Management	06/20/18	FOR	FOR
									   Certificate of
									   Incorporation to make
									   other amendments foregoing

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